Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
25.	SUBSEQUENT EVENTS
Special cash dividend
On March 18, 2026, the Company declared a special cash dividend in the amount of US$0.28 per ADS, or US$0.14 per ordinary share. The cash dividend will be paid on April 30, 2026 to shareholders of record at the close of business on April 10, 2026. The ex-dividend
date was April 10, 2026. The aggregate amount of cash dividends to be paid is approximately US$41.2 million, which will be funded by available cash on the Company’s balance sheet.